JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
November 30, 2023 (unaudited)

	Shares	Fair Value

COMMON STOCKS — 98.5%
JAPAN — 98.5%

Banks — 5.9%
Daishi Hokuetsu Financial Group, Inc.	146,400	$3,901,755
Rakuten Bank, Ltd. (a)	357,400	6,184,119
The Keiyo Bank, Ltd.	470,000	2,228,633
The Musashino Bank, Ltd.	144,700	2,795,435
		15,109,942

Chemicals — 14.4%
Adeka Corporation	221,200	4,293,525
C.I. Takiron Corporation	289,400	1,153,019
Fujikura Kasei Co., Ltd.	1,447,600	4,367,231
Fuso Chemical Co., Ltd.	80,600	2,390,713
Moriroku Holdings Company, Ltd.	38,700	774,864
Nichireki Co., Ltd.	146,800	2,269,996
Nippon Soda Co., Ltd.	112,300	4,056,428
Riken Technos Corporation	79,300	465,603
Sakai Chemical Industry Co., Ltd.	147,900	1,885,829
Sakata Inx Corporation	881,900	7,796,823
Sekisui Jushi Corporation	321,500	5,449,853
Shikoku Kasei Holdings Corporation	45,300	535,320
Soken Chemical & Engineering Co., Ltd.	81,800	1,336,820
		36,776,024

Construction — 6.1%
Dai-Dan Co., Ltd.	54,600	546,609
EXEO Group, Inc.	300,100	6,329,433
MIRAIT ONE Corporation	246,300	3,076,355
The Nippon Road Co., Ltd.	46,400	595,399
Toenec Corporation	56,500	1,622,366
Yondenko Corporation	172,300	3,389,241
		15,559,403

Electric Appliances — 4.7%
Idec Corporation	124,900	2,386,731
I-PEX Inc.	75,000	925,356
Koa Corporation	163,400	1,789,459
Mabuchi Motor Co., Ltd.	75,400	2,370,610
Meiko Electronics Co., Ltd.	120,300	3,543,860
Shindengen Electric Manufacturing Co., Ltd.	46,800	967,119
		11,983,135

Financing Business — 3.4%
Credit Saison Co., Ltd.	181,500	3,057,637
Mizuho Leasing Company, Limited	90,700	3,043,068
Ricoh Leasing Company, Ltd.	87,300	2,740,028
		8,840,733

Food — 3.3%
Nichirei Corporation	170,300	3,713,919
S Foods, Inc.	215,200	4,665,445
		8,379,364

Glass and Ceramics Products — 1.1%
Asia Pile Holdings Corporation	292,800	1,394,333
Nichiha Corporation	73,300	1,376,405
		2,770,738

Information and Communication — 3.0%
Future Corporation	406,900	4,965,317
Otsuka Corporation	63,800	2,604,478
		7,569,795

Iron and Steel — 2.8%
Kyoei Steel Ltd.	275,500	3,876,213
Nichia Steel Works, Ltd.	1,577,900	3,287,403
		7,163,616

Machinery — 4.6%
Miura Co., Ltd.	109,800	2,128,635
Nitto Kohki Co., Ltd.	370,600	4,667,753
Shibaura Machine Co., Ltd.	68,200	1,759,955
Sodick Co., Ltd.	189,200	961,134
Takeuchi Mfg. Co., Ltd.	43,100	1,260,916
TPR Co., Ltd.	83,900	981,250
		11,759,643

Metal Products — 1.8%
Furukawa Electric Co., Ltd.	94,200	1,515,573
Maruzen Co., Ltd.	86,500	1,359,800
Rinnai Corporation	88,600	1,800,947
		4,676,320

Other Products — 4.9%
Kawai Musical Instruments Manufacturing Co., Ltd.	10,500	224,084
Komatsu Wall Industry Co., Ltd.	66,900	1,324,560
Nishikawa Rubber Co., Ltd.	230,400	2,585,542
Pigeon Corporation	210,800	2,365,591
Snow Peak, Inc.	81,700	559,275
The Pack Corporation	161,900	3,520,875
Yonex Co., Ltd.	218,700	2,038,547
		12,618,474

Pharmaceutical — 1.6%
Nippon Shinyaku Co., Ltd.	84,900	3,061,534
Santen Pharmaceutical Co., Ltd.	121,300	1,147,893
		4,209,427

Precision Instruments — 0.9%
Nakanishi Inc.	141,200	2,290,375
		2,290,375

Retail Trade — 10.3%
ASKUL Corporation	284,300	4,151,951
Create SD Holdings Co., Ltd.	287,000	5,940,542
Geo Holdings Co., Inc.	237,500	3,770,504
JM Holdings Co., Ltd.	221,900	3,117,572
Seria Co., Ltd.	225,900	3,658,163
Takashimaya Co., Ltd.	285,200	3,843,887
Treasure Factory Co., Ltd.	216,600	1,850,481
		26,333,100

Services — 4.3%
Benefit One Inc.	249,100	2,552,755
Integrated Design & Engineering Holdings Co., Ltd. (a)	21,600	478,506
Nishio Holdings Co., Ltd.	186,800	4,599,398
Step Co., Ltd.	147,100	1,865,678
TRYT Inc. (a)	379,600	1,571,449
		11,067,786

Transportation Equipment — 7.5%
Hi-Lex Corporation	331,000	3,403,254
Kyokuto Kaihatsu Kogyo Co., Ltd.	206,400	2,652,687
Morita Holdings Corporation	279,400	2,884,056
Nichirin Co., Ltd.	81,100	1,862,445
Nippon Seiki Co., Ltd.	423,500	3,606,632
NOK Corporation	308,100	3,928,491
Tokai Rika Co., Ltd.	49,000	821,335
		19,158,900

Utilities — 4.7%
Kyushu Electric Power Company (a)	679,400	4,552,465
Shikoku Electric Power Company	1,104,200	7,640,928
		12,193,393

Wholesale Trade — 13.2%
Central Automotive Products, Ltd.	72,300	1,975,797
Kanaden Corporation	491,000	4,892,231
Kohsoku Corporation	92,800	1,279,935
Macnica Holdings, Inc.	128,800	6,371,390
Paltac Corporation	127,700	4,107,373
Restar Holdings Corporation	145,800	2,646,068
Ryoden Corporation	378,700	6,675,633
Sangetsu Corporation	86,000	1,668,401
Sugimoto & Co., Ltd.	125,900	1,912,750
Tachibana Eletech Co., Ltd.	112,300	2,206,727
		33,736,305

TOTAL INVESTMENTS — 98.5% (cost $251,447,336)		$252,196,473
TOTAL FOREIGN CURRENCY — 1.0% (cost $2,584,226) (b)		$2,585,454
TOTAL INVESTMENTS AND FOREIGN CURRENCY — 99.5% (cost $254,031,562)		$254,781,927
TOTAL OTHER ASSETS AND LIABILITIES — (0.5%)		1,212,264
TOTAL NET ASSETS — 100.0%		$255,994,191

(a) Non-income producing security.
(b) Japanese Yen - Interest bearing account.

Notes to Schedule of Investments (Unaudited)

Valuation of Securities

Investments traded in the over-the-counter market are fair valued at the last reported sales price as of the close of business on the day the securities are being valued or, if none is available, at the mean of the bid and offer price at the close of business on such day or, if none is available, the last reported sales price. Portfolio securities which are traded on stock exchanges are fair valued at the last sales price on the principal market on which securities are traded or, lacking any sales, at the last available bid price. Securities and other assets, including futures contracts and related options, that cannot be fair valued using one of the previously mentioned methods are stated at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund.

Fair Value Measurements

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

The three-tier hierarchy of inputs is summarized below.

• Level 1—quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At November 30, 2023, all of the Fund’s investments were determined to be Level 1 securities.

During the quarter ended November 30, 2023, the Fund did not hold any instrument which used significant unobservable inputs (Level 3) in determining fair value.